CONDENSED STATEMENTS OF INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Financial Statements, Captions [Line Items]
Total gross revenues	$ 883,549	$ 702,882	$ 637,379
Cost of revenues	(555,389)	(145,739)	(102,488)
Gross profit	328,160	557,143	534,891
General and administrative (expenses) income	(125,405)	(100,571)	(83,384)
Operating (loss) income	(34,473)	309,533	350,358
Interest income	22,221	43,857	27,803
Interest expenses	$ (16,519)	$ (17,308)	(14,675)
Realized gain on available-for-sale security (including accumulated other comprehensive income reclassifications for unrealized net gain on available-for-sale security of US$821, nil and nil for the years ended December 31, 2013, 2014 and 2015, respectively)			$ 821
Other-than-temporary impairment on available-for-sale securities		$ (8,417)
Foreign exchange gain (loss)	$ 1,464	(44)	$ 3
Income (loss) before income taxes	(21,038)	334,826	368,443
Income tax expenses	5,905	(81,609)	(69,781)
Net income (loss)	(15,133)	253,217	298,662
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments	(55,928)	(4,323)	20,150
Unrealized gain (loss) on available-for-sale securities	(4,002)	10,508	78
Other comprehensive income (loss), net of tax	(59,930)	6,185	19,407
Comprehensive income (loss)	$ (75,063)	$ 259,402	$ 318,069
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Total gross revenues
Cost of revenues
Gross profit
General and administrative (expenses) income	$ 3,023	$ (867)	$ (460)
Operating (loss) income	3,023	(867)	(460)
Equity in profits (losses) of subsidiaries, PRC Domestic Entities and PRC Domestic Entities' subsidiaries	(6,254)	270,241	$ 298,812
Interest income	260	3,303
Interest expenses	$ (12,108)	$ (11,033)	$ (566)
Realized gain on available-for-sale security (including accumulated other comprehensive income reclassifications for unrealized net gain on available-for-sale security of US$821, nil and nil for the years ended December 31, 2013, 2014 and 2015, respectively)			$ 821
Other-than-temporary impairment on available-for-sale securities		$ (8,417)
Foreign exchange gain (loss)	$ (17)	(10)	$ 2
Income (loss) before income taxes	$ (15,096)	$ 253,217	$ 298,609
Income tax expenses
Net income (loss)	$ (15,096)	$ 253,217	$ 298,609
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments	(55,928)	(4,323)	20,150
Unrealized gain (loss) on available-for-sale securities	$ (4,002)	$ 10,508	78
Reclassification adjustment for gain included in net income			(821)
Other comprehensive income (loss), net of tax	$ (59,930)	$ 6,185	19,407
Comprehensive income (loss)	$ (75,026)	$ 259,402	$ 318,016